UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07093

T. Rowe Price Summit Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Cash Reserves Fund	April 30, 2021
TSCXX	Investor Class

T. ROWE PRICE CASH RESERVES FUND

HIGHLIGHTS

■	The Cash Reserves Fund returned 0.00% in the ultralow interest rate environment of the last six months.

■	The Federal Reserve kept the fed funds target rate in the 0.00% to 0.25% range in response to the coronavirus pandemic and its impact on the economy.

■	We focused on money market securities with longer maturities and tried to take advantage of opportunities to buy securities with attractive yields without reducing our high credit quality standards.

■	Given the heightened economic uncertainty and the Fed’s revised approach regarding inflation, we believe that the Fed is likely to keep short-term interest rates extremely low for the next several years.

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*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Global stock markets produced very strong returns during the first half of your fund’s fiscal year, the six-month period ended April 30, 2021, while rising yields weighed on returns for bond investors. Although the coronavirus continued to spread in many regions, the beginning of vaccine distributions led investors to look beyond negative headlines in anticipation of a strong economic recovery.

All major global and regional equity benchmarks recorded positive results during the period, and returns in the 20% to 40% range were common across developed and emerging markets. Reports of successful vaccine trials in November increased hopes for a return to normalcy in 2021 and spurred a rotation toward segments that had been beaten down in the initial phase of the pandemic.

After a long period of underperformance, value shares outperformed their growth counterparts during the six-month period, and sector leaders also changed. Energy stocks produced strong gains as oil prices rebounded to their highest level in more than two years, and financials also outperformed as banks benefited from rising longer-term interest rates and improved lending margins. Meanwhile, information technology and consumer discretionary companies, which had been the big winners in the early days of the pandemic, trailed wider benchmarks, although they continued to produce solid gains. A weaker U.S. dollar aided returns for U.S. investors in most regions.

Besides the rollout of vaccines, extraordinary fiscal and monetary support from global governments and central banks remained a key factor in providing a supportive backdrop for markets. In the U.S., President Joe Biden signed the American Rescue Plan Act—a $1.9 trillion program that included direct payments of up to $1,400 to most Americans—into law in March. Central banks kept short-term lending rates near or even below zero, and both the Federal Reserve and the European Central Bank emphasized that the time had not yet arrived for scaling back asset purchases designed to keep downward pressure on long-term interest rates.

Although some regions continued to be impacted by lockdowns, there were signs of a rebound in many economies. The International Monetary Fund increased its forecast for global growth in 2021 to 6%, which would mark the fastest growth rate since 1976, and corporate earnings reports were generally better than expected.

While stock investors looked favorably on the continued accommodative policies and positive economic news, bond investors became concerned about rising inflation. As a result, yields of longer-term Treasuries and other high-quality sovereign debt surged during the period, weighing on returns in many fixed income sectors. High yield bonds, which are less sensitive to interest rate changes, produced strong results though, and tax-free municipal bonds recorded positive returns as states received pandemic-related financial assistance from the federal government and state tax revenues held up better than expected.

As we look ahead, the widespread rollout of vaccines, very supportive monetary and fiscal policies, and the release of pent-up consumer demand could provide support for additional market gains. However, we are aware that there are risks in this environment. Valuations are expensive under all but the most optimistic scenarios. In addition, there are signs of speculation in markets, as shown by the rapid rise in cryptocurrencies and capital formation through less conventional vehicles.

During the tumultuous market volatility of February and March 2020, our portfolio managers remained rooted in company fundamentals and focused on the long term—identifying companies with balance sheets that appeared strong enough to get them to the other side of this pandemic was a particular focus. As we hopefully move forward to better days, our investment teams will continue to follow this approach, applying strong fundamental analysis as they seek out the best investments for your portfolio.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

FUND COMMENTARY

How did the fund perform in the past six months?

Money market yields remained extremely low, as the Federal Reserve kept the fed funds target rate in the ultralow 0.00% to 0.25% range. The Cash Reserves Fund returned 0.00% in the six-month period ended April 30, 2021, versus 0.01% for its peer group benchmark, the Lipper Money Market Funds Index. (Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

While the U.S. economy is recovering from the deep, pandemic-driven downturn that took place in the first half of 2020, the Federal Reserve has acknowledged that the coronavirus pandemic has caused “tremendous human and economic hardship” in the U.S. and around the globe and that it will take some time before the employment situation improves to the point where it becomes appropriate for the central bank to begin reducing its monthly asset purchases and, later, raising short-term interest rates from near zero.

Inflation has shown signs of increasing from last year’s lowest levels, as the broadening distribution of coronavirus vaccines is enabling the U.S. and other countries to ease some pandemic restrictions and as pent-up consumer demand and some supply chain disruptions are leading to shortages, and thus higher prices, of certain goods and materials. The fiscal stimulus measures and infrastructure spending plans supported by President Joe Biden are also seen as contributing to a faster economic growth rate and potentially higher inflation and have contributed to a sharp rise in longer-term Treasury yields in the last six months. However, the Fed considers current inflationary pressures to be largely “transitory.” Even if inflation rises toward the central bank’s stated long-term goal of a 2% inflation rate in the near future, the Fed has adopted a new framework whereby it intends to allow inflation to go above and remain above 2% for some period of time to compensate for periods of below-average inflation. Considering that inflation has not consistently remained above 2% for any meaningful stretch over the last decade, the Fed may decide to keep short-term interest rates very low for the foreseeable future.

The yield on the 90-day Treasury bill slipped from 0.09% to 0.01% during the past six months, while the six-month Treasury bill yield dropped from 0.11% to 0.03%. Three-month LIBOR (the London interbank offered rate), a reference rate for bank funding levels, declined from 0.22% to 0.18%.

How is the fund positioned?

At the end of our reporting period, the portfolio’s weighted average maturity was positioned longer than that of the average competitor. With money market interest rates hovering just above 0%, we continued to focus on money market securities with longer maturities in an attempt to preserve the portfolio’s yield. As always, we try to take advantage of opportunities to buy money market instruments with attractive yields without reducing our high credit quality standards.

As shown in the Security Diversification exhibit, commercial paper and medium-term notes made up more than half of the fund’s net assets at the end of April. Municipal securities represented about one-fourth of assets, while 15% of the portfolio was invested in U.S. Treasury securities. The fund also held smaller positions in certificates of deposit and asset-backed securities.

What is portfolio management’s outlook?

In response to the stress in certain funding markets at the onset of the pandemic in March 2020, the Securities and Exchange Commission (SEC) is contemplating another round of reforms and rule changes for money market funds—it would be the third since a certain money fund in the industry “broke the buck” during the 2008 global financial crisis. While we do not know which proposals are likely to be implemented, we do believe the regulatory landscape for money funds could become more complex. We will closely monitor the reform efforts in the months ahead.

Given the heightened economic uncertainty and the Fed’s revised approach regarding inflation, we believe that the Fed is likely to keep short-term interest rates extremely low for the next several years. To balance our positions in money market securities with longer average maturities, the portfolio maintains a high degree of liquidity with very short-term securities. As always, our focus remains on principal stability and on investments with the highest credit quality.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN A NONGOVERNMENT MONEY FUND

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The potential for realizing a loss of principal could derive from:

Credit risks. An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), a rating downgrade, or an inability to meet a financial obligation. Although the fund only purchases securities that present minimal credit risk in the opinion of T. Rowe Price, the credit quality of the fund’s holdings could change rapidly during periods of market stress.

Interest rate risks. A decline in interest rates may lower the fund’s yield, or a rise in the overall level of interest rates may cause a decline in the prices of fixed income securities held by the fund. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the fund would have to reinvest at lower interest rates. A sharp and unexpected rise in interest rates could increase the likelihood that the fund’s share price will drop below a dollar.

Repurchase agreement risks. A counterparty to a repurchase agreement may become insolvent or fail to repurchase securities from the fund as required, which could increase the fund’s costs or prevent the fund from immediately accessing its collateral.

BENCHMARK INFORMATION

Note: Lipper, a Thomson Reuters Company, is the source for all Lipper content reflected in these materials. Copyright 2021 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

April 30, 2021 (Unaudited)

PORTFOLIO OF INVESTMENTS‡

(Amounts in 000s)

ASSET-BACKED COMMERCIAL PAPER 12.2%

	Par	$ Value
Albion Capital, 0.15%, 5/17/21	30,000	29,998
Albion Capital, 0.15%, 5/21/21	5,400	5,400
CAFCO, 0.16%, 9/20/21 (1)	2,000	1,999
CAFCO, 0.22%, 5/17/21 (1)	14,500	14,499
CAFCO, 0.23%, 6/14/21 (1)	23,000	22,993
Chariot Funding, 0.11%, 5/5/21 (1)	5,250	5,250
Chariot Funding, 0.16%, 8/9/21 (1)	35,000	34,984
Charta, 0.12%, 5/26/21 (1)	10,000	9,999
Charta, 0.21%, 5/6/21 (1)	10,000	10,000
Charta, 0.22%, 5/3/21 (1)	3,750	3,750
Charta, 0.23%, 6/2/21 (1)	15,000	14,997
CRC Funding, 0.115%, 5/3/21 (1)	16,000	16,000
CRC Funding, 0.21%, 5/5/21 (1)	24,000	23,999
Fairway Finance, 0.16%, 9/15/21 (1)	8,000	7,995
Fairway Finance, 0.18%, 10/1/21 (1)	15,000	14,988
Fairway Finance, 0.20%, 7/29/21 (1)	5,000	4,997
Fairway Finance, 0.23%, 6/2/21 (1)	7,000	6,999
Fairway Finance, 0.24%, 7/12/21 (1)	2,500	2,499
Gotham Funding, 0.13%, 5/25/21 (1)	3,000	3,000
Liberty Street Funding, 0.01%, 5/3/21 (1)	24,665	24,665
Liberty Street Funding, 0.14%, 6/14/21 (1)	9,900	9,898
Liberty Street Funding, 0.14%, 6/24/21 (1)	5,000	4,999
Liberty Street Funding, 0.194%, 5/5/21 (1)	20,000	20,000
LMA-Americas, 0.17%, 8/5/21 (1)	10,000	9,995
LMA-Americas, 0.18%, 9/8/21 (1)	9,750	9,744
LMA-Americas, 0.24%, 5/3/21 (1)	5,250	5,250
Manhattan Asset Funding, 0.13%, 5/25/21 (1)	15,000	14,999
Manhattan Asset Funding, 0.15%, 5/3/21 (1)	4,491	4,491
Old Line Funding, 0.04%, 5/4/21 (1)	9,000	9,000
Old Line Funding, 0.162%, 9/9/21 (1)	29,000	28,983
Regency Markets No. 1, 0.12%, 5/20/21 (1)	25,000	24,998
Regency Markets No. 1, 0.12%, 5/25/21 (1)	10,000	9,999
Starbird Funding, 0.15%, 5/13/21 (1)	6,000	6,000
Starbird Funding, 0.23%, 7/15/21 (1)	8,000	7,996
Thunder Bay Funding, 0.15%, 8/23/21 (1)	40,000	39,981
Total Asset-Backed Commercial Paper (Cost $465,344)		**465,344**

CERTIFICATES OF DEPOSIT 5.5%

	Par	$ Value
BNP Paribas, 0.24%, 6/18/21 (2)	27,000	27,000
Citibank, 0.25%, 6/21/21 (3)	15,000	15,000
Cooperatieve Rabobank, 0.16%, 10/1/21 (2)	14,650	14,650
Cooperatieve Rabobank, 0.17%, 11/4/21 (2)	20,000	20,000

Credit Suisse, 0.26%, 6/1/21 (2)	3,300	3,300
Credit Suisse, 0.27%, 5/27/21 (2)	17,000	17,000
KBC Bank, 0.06%, 5/4/21 (2)	38,000	38,000
Natixis, 0.30%, 8/13/21 (2)	9,000	9,000
Royal Bank of Canada, FRN, 3M USD LIBOR + 0.11%, 0.287%, 6/11/21 (2)	30,000	30,000
Standard Chartered Bank, 0.20%, 10/25/21 (2)	18,000	18,000
Sumitomo Mitsui Banking, 0.14%, 6/2/21 (2)	17,575	17,575
Total Certificates Of Deposit (Cost $209,525)		**209,525**

FINANCIAL COMPANY COMMERCIAL PAPER 22.7%

ABN AMRO Funding, 0.17%, 10/1/21 (1)	15,000	14,989
ABN AMRO Funding, 0.19%, 11/5/21 (1)	7,000	6,993
ABN AMRO Funding, 0.24%, 5/4/21 (1)	10,000	10,000
ABN AMRO Funding, 0.24%, 5/21/21 (1)	3,500	3,499
ASB Finance, 0.13%, 5/12/21 (1)	4,000	4,000
ASB Finance, 0.13%, 6/28/21 (1)	8,315	8,313
ASB Finance, 0.16%, 8/23/21 (1)	7,000	6,996
ASB Finance, 0.18%, 10/18/21 (1)	13,000	12,989
Australia & New Zealand Banking, 0.17%, 8/18/21	35,000	34,982
Australia & New Zealand Banking, 0.17%, 9/20/21	4,000	3,997
BPCE, 0.18%, 5/4/21 (1)	2,500	2,500
BPCE, 0.25%, 7/15/21 (1)	3,000	2,998
BPCE, 0.291%, 5/18/21 (1)	26,500	26,496
Canadian Imperial Bank of Commerce, 0.20%, 12/16/21 (1)	9,500	9,488
Canadian Imperial Bank of Commerce, 0.241%, 10/1/21 (1)	25,000	24,974
Canadian Imperial Bank of Commerce, 0.241%, 10/6/21 (1)	4,000	3,996
Commonwealth Bank of Australia, 0.13%, 5/4/21 (1)	6,000	6,000
Cooperatieve Rabobank, 0.20%, 5/13/21	3,000	3,000
Credit Suisse, 0.25%, 10/1/21	20,500	20,478
DBS Bank, 0.17%, 8/19/21 (1)	11,700	11,694
DBS Bank, 0.18%, 9/15/21 (1)	25,000	24,983
DNB Nor Bank, 0.155%, 7/8/21 (1)	1,000	1,000
DNB Nor Bank, 0.19%, 7/7/21 (1)	5,000	4,998
DNB Nor Bank, 0.21%, 5/7/21 (1)	10,000	10,000
DNB Nor Bank, 0.21%, 6/25/21 (1)	25,000	24,992
ING (US) Funding, 0.18%, 5/7/21 (1)	30,000	29,999
ING (US) Funding, 0.22%, 10/12/21 (1)	10,000	9,990
Metlife Short Term Fund, 0.12%, 6/14/21 (1)	24,600	24,596
Metlife Short Term Fund, 0.22%, 7/16/21 (1)	15,000	14,993
National Australia Bank, 0.15%, 5/18/21 (1)	40,000	39,997
National Bank of Canada, 0.18%, 9/20/21 (1)	34,000	33,976
National Bank of Canada, 0.22%, 7/6/21 (1)	2,000	1,999
National Securities Clearing, 0.07%, 5/3/21 (1)	30,000	30,000

Nationwide Building Society, 0.09%, 5/6/21 (1)	35,000	35,000
New York Life Capital, 0.10%, 5/18/21 (1)	9,720	9,719
Nordea Bank, 0.155%, 10/29/21 (1)	34,675	34,648
Oversea Chinese Banking, 0.28%, 6/22/21 (1)	18,000	17,993
Royal Bank of Canada, 0.241%, 9/23/21 (1)	10,000	9,990
Skandinaviska Enskilda Banken, 0.21%, 5/18/21 (1)	20,000	19,998
Skandinaviska Enskilda Banken, 0.22%, 5/12/21 (1)	20,000	19,999
Skandinaviska Enskilda Banken, 0.25%, 6/1/21 (1)	1,900	1,900
Standard Chartered Bank, 0.19%, 8/24/21 (1)	18,500	18,489
Svenska Handelsbanken, FRN, 1M USD LIBOR + 0.08%, 0.191%, 5/5/21	39,050	39,050
Swedbank, 0.23%, 6/4/21	1,500	1,500
Swedbank, 0.24%, 6/1/21	25,000	24,995
Swedbank, 0.255%, 9/17/21	15,000	14,985
Toronto Dominion Bank, FRN, 3M USD LIBOR + 0.09%, 0.278%, 7/20/21 (1)	11,000	11,000
Toronto Dominion Bank, FRN, 3M USD LIBOR + 0.12%, 0.302%, 6/17/21 (1)	20,000	20,004
UBS, 0.271%, 9/23/21 (1)	5,000	4,995
UBS, FRN, SOFR + 0.28%, 0.29%, 11/18/21 (1)	35,000	35,000
United Overseas Bank, 0.14%, 5/24/21 (1)	13,000	12,999
United Overseas Bank, 0.17%, 8/13/21 (1)	25,000	24,988
United Overseas Bank, 0.19%, 8/27/21 (1)	300	300
Westpac Banking, FRN, 3M USD LIBOR + 0.09%, 0.279%, 5/28/21 (1)	33,000	33,003
Westpac Securities, 0.17%, 7/15/21 (1)	6,750	6,748
Total Financial Company Commercial Paper (Cost $867,208)		**867,208**

NON-FINANCIAL COMPANY COMMERCIAL PAPER 27.1%

Adventist Health, 0.20%, 6/2/21	28,400	28,395
Adventist Health, 0.25%, 5/7/21	8,500	8,500
Banner Health, 0.15%, 5/5/21	13,000	13,000
Banner Health, 0.15%, 5/12/21	14,000	14,000
Banner Health, 0.15%, 5/19/21	11,000	11,000
BJC Health System, 0.14%, 7/7/21	21,135	21,135
BJC Health System, 0.17%, 5/4/21	5,000	5,000
California EFA, Stanford Univ., Series S-1, 0.25%, 7/20/21	20,200	20,200
California Statewide CDA, Kaiser Foundation Hosp., Series 08-C, 0.24%, 5/13/21	5,000	5,000
California Statewide CDA, Kaiser Foundation Hosp., Series E, 0.26%, 5/12/21	10,355	10,355
California Statewide CDA, Kaiser Foundation Hosp., Series I, 0.14%, 8/12/21	3,300	3,300

California Statewide CDA, Kaiser Foundation Hosp., Series I, 0.18%, 8/11/21	10,000	10,000
Carolinas Healthcare System, Series B-3, 0.14%, 6/23/21	7,000	6,998
Carolinas Healthcare System, Series B-4, 0.122%, 5/25/21	33,000	32,997
Caterpillar Financial Services, 0.05%, 5/28/21	30,000	29,999
Caterpillar Financial Services, 0.06%, 5/25/21	8,000	8,000
Colgate-Palmolive, 0.03%, 5/5/21 (1)	38,250	38,250
Columbia Univ., 0.13%, 6/23/21	25,007	25,002
Cornell Univ., 0.14%, 6/9/21	18,130	18,127
Export Development, 0.09%, 5/3/21	40,000	40,000
Garland City, Series 2018, 0.10%, 6/24/21	3,100	3,100
Harris County Cultural Ed. Fac., Memorial Hermann Health, Series B-2, 0.10%, 5/3/21	14,000	14,000
Indiana Univ., 0.13%, 6/8/21	5,000	5,000
Indiana Univ., 0.16%, 9/21/21	5,000	5,000
Inova Health System Foundation, 0.12%, 6/17/21	21,750	21,747
Inova Health System Foundation, 0.13%, 7/15/21	16,000	15,996
John Deere Capital, 0.08%, 5/17/21 (1)	15,000	14,999
John Deere Capital, 0.09%, 5/24/21 (1)	23,135	23,134
KFW, 0.02%, 5/3/21 (1)	11,000	11,000
KFW, 0.145%, 6/4/21 (1)	20,000	19,997
KFW, 0.20%, 1/27/22 (1)	9,000	8,986
Kimberly-Clark, 0.10%, 5/14/21 (1)	20,000	19,999
Long Island Power Auth., 0.10%, 5/25/21	10,000	10,000
Long Island Power Auth., 0.11%, 6/3/21	15,000	15,000
Los Angeles Municipal Improvement, Series B1, 0.13%, 5/4/21	11,000	11,000
Los Angeles Municipal Improvement, Series B1, 0.13%, 5/26/21	12,700	12,700
Lower Colorado River Auth., 0.16%, 9/14/21	7,500	7,500
LVMH Moet Hennessy Louis Vuitton, 0.17%, 8/5/21 (1)	16,000	15,993
LVMH Moet Hennessy Louis Vuitton, 0.17%, 10/19/21 (1)	20,000	19,984
LVMH Moet Hennessy Louis Vuitton, 0.20%, 7/28/21 (1)	1,300	1,299
Massachusetts EFA, Series A, 0.13%, 6/9/21	10,000	10,000
Massachusetts EFA, Series A, 0.14%, 6/3/21	5,000	5,000
Massachusetts EFA, Series A, 0.14%, 6/3/21	4,000	4,000
Massachusetts EFA, Series A, 0.20%, 5/4/21	7,210	7,210
Merck & Co., 0.05%, 5/4/21 (1)	25,000	25,000
Missouri Health & EFA, Series 14-C, 0.13%, 6/9/21	10,000	10,000
New York Power Auth., 0.10%, 5/6/21	20,000	20,000
New York State Power Auth., Series 1, 0.29%, 7/13/21	15,000	15,000
Northwest Memorial Healthcare, 0.13%, 7/15/21	13,000	12,996
Northwest Memorial Healthcare, 0.15%, 6/17/21	25,000	24,995
Orange County Water District, Series B-T, 0.13%, 5/4/21	9,400	9,400
Philadelphia Airport, Series B-3, 0.24%, 5/27/21 (4)	5,600	5,600
Philadelphia Airport, Series C-1, 0.16%, 7/6/21	20,250	20,250

Philip Morris International, Series C-1, 0.04%, 5/6/21 (1)	38,000	38,000
Port Auth. of New York/New Jersey, Series C, 0.23%, 6/14/21	12,500	12,500
Port Auth. of New York/New Jersey, Series C, 0.25%, 6/7/21	11,000	11,000
Port Auth. of New York/New Jersey, Series C, 0.25%, 7/20/21	4,800	4,800
Port Auth. of New York/New Jersey, Series C, 0.27%, 5/10/21	10,000	10,000
Port of Seattle, Series D-1, 0.14%, 5/25/21	3,350	3,350
Salt River Project Agricultural Improvement, Series D-1, 0.12%, 5/4/21	5,000	5,000
Salt River Project Agricultural Improvement, Series D-1, 0.13%, 6/2/21	8,000	7,999
Salt River Project Agricultural Improvement, Series D-1, 0.14%, 5/6/21	10,000	10,000
Salt River Project Agricultural Improvement, Series D-1, 0.15%, 5/5/21	13,350	13,350
South Carolina Public Service Auth., Series B, 0.15%, 7/20/21	625	625
SSM Health Care, Series A, 0.14%, 6/29/21	25,000	24,994
Tennessee, Series 00-A, 0.15%, 7/20/21	20,000	20,000
Texas A&M Univ., Series B, 0.24%, 5/5/21	10,000	10,000
Total Capital Canada, 0.18%, 7/26/21 (1)	20,000	19,991
Toyota Credit Canada, 0.22%, 5/11/21	4,800	4,800
Toyota Credit Puerto Rico, 0.21%, 6/4/21	6,200	6,199
Toyota Credit Puerto Rico, 0.23%, 5/21/21	5,000	4,999
Toyota Credit Puerto Rico, 0.23%, 6/7/21	25,000	24,994
Univ. of Houston, Series A, 0.18%, 5/12/21	6,417	6,417
Univ. of Minnesota, Series E, 0.12%, 6/11/21	5,800	5,800
Univ. of Minnesota, Series G, 0.12%, 5/7/21	10,000	10,000
Univ. of Texas, Series B, 0.12%, 5/12/21	4,500	4,500
Total Non-Financial Company Commercial Paper (Cost $1,034,461)		**1,034,461**

OTHER ASSET BACKED SECURITIES 0.7%

Drive Auto Receivables Trust, Series 2021-1, Class A1, 0.124%, 4/15/22	20,000	20,000
Santander Drive Auto Receivables Trust, Series 2021-1, Class A1, 0.158%, 2/15/22	5,941	5,941
Total Other Asset Backed Securities (Cost $25,941)		**25,941**

OTHER INSTRUMENTS 0.9%

Bank of America, 0.23%, 6/1/21	25,000	25,000
Nordea Bank, FRN, 3M USD LIBOR + 0.99%, 1.18%, 5/27/21 (5)	1,250	1,251

Shell International Finance, 1.875%, 5/10/21	3,200	3,201
Toronto-Dominion Bank, 3.25%, 6/11/21	7,230	7,256
Total Other Instruments (Cost $36,708)		**36,708**

OTHER MUNICIPAL SECURITY 1.1%

Hawaii, Series GA, GO, 5.00%, 10/1/21	5,860	5,977
Los Angeles, TRAN, 4.00%, 6/24/21	4,000	4,022
Massachusetts, Series B, GO, RAN, 0.23%, 5/20/21	20,000	20,000
Massachusetts, Series C, GO, RAN, 0.25%, 6/17/21	11,000	11,000
Total Other Municipal Security (Cost $40,999)		**40,999**

U.S. TREASURY DEBT 14.8%

U.S. Treasury Bills, 0.04%, 9/30/21	40,000	39,993
U.S. Treasury Bills, 0.04%, 10/14/21	100,000	99,982
U.S. Treasury Notes, FRN, 3M UST + 0.03%, 0.054%, 4/30/23	38,000	38,000
U.S. Treasury Notes, FRN, 3M UST + 0.034%, 0.069%, 1/31/23	82,077	82,084
U.S. Treasury Notes, FRN, 3M UST + 0.055%, 0.075%, 7/31/22	58,820	58,823
U.S. Treasury Notes, FRN, 3M UST + 0.055%, 0.075%, 10/31/22	134,800	134,796
U.S. Treasury Notes, FRN, 3M UST + 0.114%, 0.134%, 4/30/22	55,000	55,002
U.S. Treasury Notes, FRN, 3M UST + 0.154%, 0.174%, 1/31/22	25,000	25,001
U.S. Treasury Notes, FRN, 3M UST + 0.22%, 0.24%, 7/31/21	23,000	22,996
U.S. Treasury Notes, FRN, 3M UST + 0.30%, 0.32%, 10/31/21	10,000	10,001
Total U.S. Treasury Debt (Cost $566,678)		**566,678**

VARIABLE RATE DEMAND NOTES 15.0%

Alaska HFC, Series A, VRDN, 0.09%, 5/7/21	13,600	13,600
Alaska HFC, Series B, VRDN, 0.14%, 5/7/21	13,500	13,500
Andrew W. Mellon Foundation, VRDN, 0.11%, 5/7/21	14,000	14,000
Baltimore, VRDN, 0.09%, 5/7/21	22,455	22,455
Chariot Funding, Series D, COP, VRDN, 0.09%, 5/7/21	19,640	19,640
Clark County Dept. of Aviation, Series C-1, VRDN, 0.11%, 5/7/21 (4)	22,350	22,350
Colorado Housing & Fin. Auth., Multi-Family, Series B-1, VRDN, 0.08%, 5/7/21	22,485	22,485

Colorado Housing & Fin. Auth., Single Family, Series B-1, VRDN, 0.10%, 5/7/21	3,675	3,675
Colorado Housing & Fin. Auth., Single Family, Series C-2, VRDN, 0.10%, 5/7/21	7,000	7,000
Colorado Housing & Fin. Auth., Social Bond, Series C-2, VRDN, 0.09%, 5/7/21	7,500	7,500
Dormitory Auth. of the State of New York, Series A, VRDN, 0.05%, 5/7/21	13,375	13,375
Harris County Cultural Ed. Fac., Memorial Hermann Health, Series D, VRDN, 0.08%, 5/7/21	19,020	19,020
Highlands County HFA, Series I-2, VRDN, 0.05%, 5/7/21	3,400	3,400
Illinois Fin. Auth., Carle Foundation, Series B, VRDN, 0.07%, 5/7/21	20,000	20,000
Illinois Fin. Auth., Chicago Univ., Series B, VRDN, 0.05%, 5/7/21	13,312	13,312
Maryland CDA, Series B, VRDN, 0.12%, 5/7/21	15,310	15,310
Maryland CDA, Series F, VRDN, 0.15%, 5/7/21	8,000	8,000
Maryland CDA, Residential, Series J, VRDN, 0.10%, 5/7/21 (4)	4,890	4,890
Massachusetts Dev. Fin. Agency, Series B, VRDN, 0.08%, 5/7/21	4,050	4,050
Metropolitan Washington Airports Auth., Series D-1, VRDN, 0.09%, 5/7/21 (4)	18,340	18,340
Minnesota Housing Fin. Agency, Series H, VRDN, 0.09%, 5/7/21	13,950	13,950
Montgomery County Housing Opportunities Commission, Series D, VRDN, 0.16%, 5/7/21	9,800	9,800
Montgomery County Housing Opportunities Commission, Series E, VRDN, 0.16%, 5/7/21	8,315	8,315
New York City Housing Dev., Series F-2, VRDN, 0.10%, 5/7/21	15,000	15,000
New York Mortgage Agency, Series 224, VRDN, 0.11%, 5/7/21	26,000	26,000
New York State Energy Research & Dev. Auth., Series A-1, VRDN, 0.08%, 5/7/21 (4)	14,000	14,000
New York State Energy Research & Dev. Auth., Series A-3, VRDN, 0.09%, 5/7/21 (4)	25,900	25,900
New York State Housing Fin. Agency, Series A, VRDN, 0.13%, 5/7/21	13,815	13,815
New York State Housing Fin. Agency, Series I, VRDN, 0.09%, 5/7/21	4,720	4,720
Ohio State Univ., Series B-1, VRDN, 0.03%, 5/7/21	4,600	4,600
Providence Health & Services Obligated Group, Series 12-E, VRDN, 0.12%, 5/7/21	23,610	23,610
Providence St. Joseph Health Obligated Group, Series 16G, VRDN, 0.11%, 5/7/21	6,000	6,000

Rhode Island Health & Ed. Building, Series A, VRDN, 0.06%, 5/7/21	10,000	10,000
Southern Ute Indian Tribe, VRDN, 0.08%, 5/7/21 (5)	25,795	25,795
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources, Series B, VRDN, 0.07%, 5/7/21	29,455	29,455
Texas, Veterans, GO, VRDN, 0.09%, 5/7/21	28,815	28,815
Utah County, Series D, VRDN, 0.07%, 5/7/21	16,100	16,100
Washington Suburban Sanitary Commission, Series A, BAN, VRDN, 0.05%, 5/7/21	5,000	5,000
Washington Suburban Sanitary Commission, Series A, BAN, VRDN, 0.05%, 5/7/21	4,600	4,600
Wisconsin Housing & Economic Dev. Auth., Series B, VRDN, 0.08%, 5/7/21	425	425
Wisconsin Housing & Economic Dev. Auth., Series E, VRDN, 0.11%, 5/7/21 (4)	2,045	2,045
Wisconsin Housing & Economic Dev. Auth., Series F, VRDN, 0.08%, 5/7/21	17,825	17,825
Wisconsin Housing & Economic Dev. Auth., Series F, VRDN, 0.10%, 5/7/21	1,145	1,145
Total Variable Rate Demand Notes (Cost $572,817)		**572,817**
Total Investments in Securities		
100.0% of Net Assets (Cost $3,819,681)		**$ 3,819,681**

‡ Par is denominated in U.S. dollars unless otherwise noted.

(1) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $1,410,799 and represents 36.9% of net assets.

(2) Yankee certificates of deposit are issued by U.S. branches of foreign banks.

(3) Domestic certificates of deposit are issued by domestic branches of U.S. banks.

(4) Interest subject to alternative minimum tax.

(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $27,046 and represents 0.7% of net assets.

1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
3M UST	Three month U.S. Treasury bill yield
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
COP	Certificate of Participation
EFA	Educational Facility Authority
FRN	Floating Rate Note

The accompanying notes are an integral part of these financial statements.

April 30, 2021 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Cash Reserves Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income. The fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions and/or temporarily suspend redemptions.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

New Accounting Guidance  In March 2020, the FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact on the fund's financial statements.

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures, including the comparison of amortized cost to market-based value, and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. On April 30, 2021, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Repurchase Agreements  The fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on Price Associates' approved list. All repurchase agreements are fully collateralized by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

LIBOR  The fund may invest in instruments that are tied to reference rates, including the London Interbank Offered Rate (LIBOR). On March 5, 2021, the ICE Benchmark Administration Limited, the administrator of LIBOR, announced its intention to cease publishing a majority of the USD LIBOR settings immediately after publication on June 30, 2023, with the remaining USD LIBOR settings to end immediately after publication on December 31, 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund’s performance.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At April 30, 2021, the cost of investments for federal income tax purposes was $3,819,681,000.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.40% of the fund’s average daily net assets. The fee is computed daily and paid monthly. Prior to April 1, 2021, the fund paid an all-inclusive annual fee equal to 0.45% of the fund’s average daily net assets, computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring expenses.

Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). Any amounts waived/paid by Price Associates under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended April 30, 2021, expenses waived/repaid totaled $4,746,000.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2021, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

NOTE 6 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. During 2020, a novel strain of coronavirus (COVID-19) resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

These types of events, such as the global pandemic caused by COVID-19, may also cause widespread fear and uncertainty, and result in, among other things: enhanced health screenings, quarantines, cancellations, and travel restrictions, including border closings; disruptions to business operations and supply chains and customer activity; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. The fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of the fund, its investment advisers, and the fund’s service providers may be significantly impacted, or even temporarily halted, as a result of any impairment to their information technology and other operation systems, extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies.

Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), on behalf of the fund. In that regard, at a meeting held on March 8–9, 2021 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract. At the Meeting, the Board also approved an amendment to the Advisory Contract that will reduce the fund’s management fee on April 1, 2021. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the 1-, 2-, 3-, 4-, 5-, and 10-year periods as of September 30, 2020, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other direct and indirect benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Advisor bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays the Advisor a single fee, or an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Advisor to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. The Advisor has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the investors in these funds, and has historically sought to set the initial all-inclusive fee rate at levels below the expense ratios of comparable funds to take into account the potential future economies of scale. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds. At the time of the Meeting, the fund’s all-inclusive management fee was 0.45%. Effective April 1, 2021, the fund’s all-inclusive management fee will be reduced to 0.40%. The Board concluded that, based on the profitability data it reviewed and consistent with this all-inclusive management fee structure, and taking into consideration the Advisory Contract amendment that will go into effect on April 1, 2021, the advisory fee structure for the fund continued to be appropriate.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) total expenses, actual management fees, and nonmanagement expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate, and total expenses (all of which generally reflect the all-inclusive management fee rate and do not deduct the operating expenses paid by the Advisor as part of the overall management fee) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board, which reflected the fund’s fees and expenses prior to the Advisory Contract amendment, indicated that the fund’s contractual management fee ranked in the fourth quintile (Expense Group), the fund’s actual management fee rate ranked in the fifth quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first and fourth quintiles (Expense Group) and third and fourth quintiles (Expense Universe).

The Board received additional information from management, including a separate approval item to reduce the fund’s management fee, with respect to the fund’s relative management fee and total expenses ranking in the fourth and fifth quintiles, and reviewed and considered the information provided relating to the fund, other funds in the peer groups, and other factors that the Board determined to be relevant.

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Advisor and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract, and to be paid under the Advisory Contract amendment, are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of, and amendment to, the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2021

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2021